Schedule of Investments
March 31, 2022 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.89%

Cable & Other Pay Television Services - 2.89%
Charter Communications, Inc. Class A (2)	775	422,778

Crude Petroleum & Natural Gas - 2.74%
EOG Resources, Inc.	3,357	400,255

Electronic Computers - 12.08%
Apple, Inc.	10,107	1,764,783

Fire, Marine & Casualty Insurance - 2.59%
Chubb Ltd. (Switzerland)	1,768	378,175

Hospital & Medical Service Plans - 4.34%
Unitedhealth Group, Inc.	1,244	634,403

Measuring & Controlling Devices - 3.99%
Thermo Fisher Scientific, Inc.	988	583,562

Pharmaceutical Preparations - 13.88%
AbbVie, Inc.	2,616	424,080
Bristol-Myers Squibb Co.	4,802	350,690
Eli Lilly & Co.	2,974	851,664
Regeneron Pharmaceuticals, Inc. (2)	575	401,592

		2,028,026

Radio & TV Broadcasting & Communications Equipment - 3.57%
Qualcomm, Inc.	3,413	521,575

Retail-Building Materials, Hardware, Garden Supply - 3.52%
The Sherwin-Williams Co.	2,058	513,718

Retail-Catalog & Mail-Order Houses - 6.05%
Amazon.com, Inc. (2)	271	883,446

Retail-Drug Stores & Proprietary Stores - 3.69%
CVS Health Corp.	5,326	539,044

Retail-Variety Stores - 2.75%
Dollar Tree, Inc. (2)	2,510	401,977

Semiconductors & Related Devices - 3.08%
On Semiconductor Corp. (2)	7,181	449,602

Semiconductors Mfg. - 2.54%
MKS Instruments, Inc.	2,475	371,250

Services-Business Services, NEC - 7.49%
Akamai Technologies, Inc. (2)	3,613	431,356
Fidelity National Information Services, Inc.	3,004	301,662
MasterCard, Inc. Class A	1,010	360,953

		1,093,971

Services-Computer Programming, Data Processing, Etc. - 6.83%
Alphabet, Inc. Class A (2)	179	497,862
Alphabet, Inc. Class C (2)	179	499,945

		997,807

Services-Equipment Rental & Leasing - 3.99%
United Rentals, Inc. (2)	1,640	582,544

Services-Prepackaged Software - 7.54%
Microsoft Corp.	2,456	757,209
PTC, Inc. (2)	3,191	343,735

		1,100,944

Trucking (No Local) - 2.40%
Landstar System, Inc.	2,326	350,831

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.94%
LKQ Corp.	6,255	284,040

Total Common Stock	(Cost $ 5,322,278)	14,302,731

Money Market Registered Investment Companies - 2.16%

First American Government Obligation Fund Class Z 0.1454% (5)	315,399	315,399

Total Money Market Registered Investment Companies	(Cost $ 315,399)	315,399

Total Investments - 100.05%	(Cost $ 5,637,676.54)	14,618,130

Liabilities in Excess of Other Assets - -.05%		(7,725)

Total Net Assets - 100.00%		14,610,405

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$14,618,130	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,618,130	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.